Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

August 26, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 55 to the Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account H of
The Lincoln National Life Insurance Company (File No. 033-27783)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 55 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 424 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b)(1)(vii) for the purpose of updating the registration statement with information relating to certain living benefit riders offered under the contract. Registrant’s counsel was notified by the Staff telephonically of relief granted under Rule 485(b)(1)(vii).  As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher